Share-based Compensation - Summary of Stock-Based Compensation Expense Recognized (Details) € in Thousands	12 Months Ended
Sep. 30, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ 65,394
Sales and Marketing Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	7,389
General Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ 58,004